Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits and their weighted average interest rates
Weighted Average Rate, Noninterest checking	0.00%	0.00%
Weighted Average Rate, NOW accounts	0.02%	0.06%
Weighted Average Rate, Savings accounts	0.12%	0.17%
Weighted Average Rate, Money market accounts	0.33%	0.46%
Weighted Average Rate, Total certificates	1.08%	1.60%
Weighted Average Rate, Total deposits	0.48%	0.87%
Amount, Noninterest checking	$ 101,198	$ 113,188
Amount, NOW accounts	71,472	64,783
Amount, Savings accounts	42,691	36,071
Amount, Money market accounts	111,000	108,876
Amount, Total	326,361	322,918
Amount, Total certificates	188,590	297,210
Percent of Total Noninterest checking	19.60%	18.30%
Percent of Total, NOW accounts	13.90%	10.40%
Percent of Total, Savings accounts	8.30%	5.80%
Percent of Total, Money market accounts	21.60%	17.60%
Percent of Total, Total	63.40%	52.10%
Percent of Total, Total certificates	36.60%	47.90%
Percent of Total, Total certificates deposits	100.00%	100.00%
Total deposits	514,951	620,128
Range One [Member]
Deposits and their weighted average interest rates
Amount, Total certificates	90,103	72,768
Percent of Total, Total certificates	17.50%	11.70%
Range Two [Member]
Deposits and their weighted average interest rates
Amount, Total certificates	81,143	134,567
Percent of Total, Total certificates	15.80%	21.80%
Range Three [Member]
Deposits and their weighted average interest rates
Amount, Total certificates	15,063	65,842
Percent of Total, Total certificates	2.90%	10.60%
Range Four [Member]
Deposits and their weighted average interest rates
Amount, Total certificates	2,263	22,583
Percent of Total, Total certificates	0.40%	3.60%
Range Five [Member]
Deposits and their weighted average interest rates
Amount, Total certificates	$ 18	$ 1,450
Percent of Total, Total certificates	0.00%	0.20%
Minimum [Member] | Range One [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	0.00%
Minimum [Member] | Range Two [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	1.00%
Minimum [Member] | Range Three [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	2.00%
Minimum [Member] | Range Four [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	3.00%
Minimum [Member] | Range Five [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	4.00%
Maximum [Member] | Range One [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	0.99%
Maximum [Member] | Range Two [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	1.99%
Maximum [Member] | Range Three [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	2.99%
Maximum [Member] | Range Four [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	3.99%
Maximum [Member] | Range Five [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	4.99%